Cost of Revenue (Excluding Impairment Loss)	6 Months Ended
Jun. 30, 2022
Cost of Revenue [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)
9.	COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Lease expenses	116,054	84,265
Employee compensation and benefits	51,393	37,283
Depreciation and amortization	38,667	27,374
Advertising costs	221,565	84,724
Other operating costs(i)	102,431	74,740
Total	530,110	308,386

Notes:

(i)	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.